Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Employee benefit expenses
Wages and salaries	¥ 514,267	¥ 533,505	¥ 388,238
Contributions to defined contribution plans	67,239	64,118	52,898
Employee benefit expenses	¥ 581,506	¥ 597,623	¥ 441,136